Commitments (Details)	12 Months Ended
	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Sep. 02, 2022 AUD ($)	Jun. 30, 2022 USD ($)	May 20, 2022 USD ($)
Commitments (Details) [Line Items]
Cash bond at landlord		$ 37,500
Cash at subject to shareholder					$ 3,000,000	$ 5,000,000
Agreement invest price		3,000,000
Marketing costs			$ 200,000
WinScan platform description			AHI has a right to acquire up to 40% of Tinjoy’s WinScan Platform, priced at a valuation of US$10 million taking for consideration to be approximately US$ 2-4 million this can be in cash or shares in AHI or a combination as mutually agreed. ●12-24-month option to take up the 40% at AHI’s option to acquire a holding in WinScan. The option would be triggered should WinScan achieve user numbers of 5 million users a month. This would trigger a 20% investment of US$2 million from AHI. ●If WinScan achieves a user base if 10 million monthly users AHI would be required to take up a 40% stake in WinScan at an agreed investment of US$4 million. ●In the event AHI exercises its option, the US$200,000 marketing and training advance will form part of the total investment outlined above. ●At the date of this report, US$50,000 in payments had been made to Tinjoy in lieu of AHI’s marketing contribution.
Paid amount		150,000
Remaining balance		$ 50,000
Cash (in Dollars)				$ 1,200,000
Cash withdrawn (in Dollars)	$ 600,000
Amount paid (in Dollars)	$ 600,000
Fund rate per month					80,000
Commitment amount					60,000
AHI [Member]
Commitments (Details) [Line Items]
Cash at subject to shareholder					$ 3,000,000